Revenue Recognition (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 4,151,605	$ 2,278,814	$ 2,381,737
Transferred at Point in Time [Member]
Revenue	219,047	142,600	587,750
Transferred over Time [Member]
Revenue	3,932,558	2,136,214	1,793,987
Affiliate Marketing Services United States [Member]
Revenue	210,376
Affiliate Marketing Services United States [Member] | Transferred at Point in Time [Member]
Revenue
Affiliate Marketing Services United States [Member] | Transferred over Time [Member]
Revenue	210,376
Sports Gaming Client Services [Member]
Revenue	2,424,228	2,278,814	2,381,737
Sports Gaming Client Services [Member] | Transferred at Point in Time [Member]
Revenue		142,600	587,750
Sports Gaming Client Services [Member] | Transferred over Time [Member]
Revenue	2,424,228	2,136,214	1,793,987
Enterprise T E M [Member]
Revenue	1,517,001
Enterprise T E M [Member] | Transferred at Point in Time [Member]
Revenue	219,047
Enterprise T E M [Member] | Transferred over Time [Member]
Revenue	$ 1,297,954